Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Business Segment
Significant Accounting Policies Additional Information [Line Items]
Number of reportable operating segments	5
Number of Businesses Wealth Management and Securities Services	5
Threshold limit for equity investments accounted for as available for sale securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership percentage required to treat Limited Partnerships and Limited Liability Companies as equity method investments	5.00%
Number of loan portfolio segments	3
Impairment loan threshold for allowance in which loans are individually analyzed	$ 5
Minimum period for non collection of principal and interest placed on nonaccrual status for commercial loans	90 days
Minimum period beyond which revolving consumer lines and credit cards are charged off	180 days
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value of the collateral securing the loan less costs to sell	180 days
Minimum period beyond which other retail loans not secured by 1-4 family properties are charged off	120 days
Maximum restructuring period under credit card loan financial difficulty modifications	60 months
Maximum restructuring period under credit card loan temporary financial hardship modifications	Up to 12 months
Amortization Period For Unrealized Difference Between Actual Experience and Expected Returns Of Pension Assets	12 years
Junior Lien [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of past days for nonaccrual status	120 days
First Lien [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of past days for nonaccrual status	180 days
Commercial Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	2
Commercial Lending Segment [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Period for capturing full economic cycle in the evaluation	13 years
Consumer Lending Segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	3
Covered loan segment [Member]
Significant Accounting Policies Additional Information [Line Items]
Number of classes of loans	1
Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life	40 years